UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21102
The Hyperion Strategic Mortgage Income Fund, Inc.
(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2006
Date of reporting period: February 28, 2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30bl-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 79.4%

U.S. Government Agency Pass-Through Certificates — 60.2%

Federal Home Loan Mortgage Corporation
Pool A14559	6.50%	09/01/33	$2,362		$2,418,066
Pool C68878	7.00	06/01/32	463		479,320
Pool C69047	7.00	06/01/32	1,055		1,090,331
Pool G01466	9.50	12/01/22	1,270		1,396,591
Pool 555559	10.00	03/01/21	1,347		1,493,576

					6,877,884

Federal National Mortgage Association
TBA	6.00	12/01/99	5,000		5,040,625
Pool 29596	5.50	12/01/99	5,000		4,953,125
Pool 694391	5.50	03/01/33	3,816		3,788,618
Pool 753914	5.50	12/01/33	8,124	@	8,066,316
Pool 754355	6.00	12/01/33	4,765	@	4,813,719
Pool 761836	6.00	06/01/33	3,160		3,194,890
Pool 763643	6.00	01/01/34	7,220	@	7,289,116
Pool 255413	6.50	10/01/34	8,635	@	8,843,976
Pool 323982	6.50	10/01/06	170		171,007
Pool 795367	6.50	09/01/34	4,143	@	4,242,593
Pool 809989	6.50	03/01/35	4,047	@	4,144,464
Pool 626299	7.00	06/01/32	477		493,937
Pool 635095	7.00	06/01/32	852		881,418
Pool 641575	7.00	04/01/32	323		334,214
Pool 645399	7.00	05/01/32	2,476		2,562,402
Pool 645466	7.00	05/01/32	2,523		2,611,299
Pool 650131	7.00	07/01/32	1,524		1,577,786
Pool 819251	7.50	05/01/35	3,601		3,769,362
Pool 398800	8.00	06/01/12	649		684,894
Pool 827854	8.00	10/01/29	2,304		2,462,607
Pool 636449	8.50	04/01/32	2,226		2,408,077
Pool 823757	8.50	10/01/29	3,750		4,052,670
Pool 458132	9.44	03/15/31	1,760		1,931,228

					78,318,343

Total U.S. Government Agency Pass-Through Certificates (Cost — $86,389,612)					85,196,227

U.S. Treasury Obligations — 19.2%

United States Treasury Notes
	4.00	02/15/15	1,173		1,122,047
	4.25	11/15/14	26,800	@	26,111,160

Total U.S. Treasury Obligations (Cost — $28,018,087)					27,233,207

Total U.S. Government & Agency Obligations (Cost — $114,407,699)					112,429,434

ASSET-BACKED SECURITIES — 23.4%

Housing Related Asset-Backed Securities — 21.7%

Asset Backed Funding Certificates
Series 2005-AQ1, Class B1* (b)	5.75/6.25	06/25/35	993		843,709
Series 2005-AQ1, Class B2* (b)	5.75/6.25	06/25/35	1,050		870,396

					1,714,105

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
ASSET-BACKED SECURITIES (continued)

Bank of America Funding Corp.
Series 2005-2, Class B4	5.66	%†	04/25/35	$872	$744,590
Series 2005-2, Class B5	5.66	†	04/25/35	698	461,776
Series 2005-2, Class B6	5.66	†	04/25/35	524	176,856

					1,383,222

First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FFH1, Class B* (a)	8.08	†	03/25/34	1,550	1,467,073
Series 2004-FF2, Class B* (a)	8.08	†	03/25/34	900	858,933
Series 2004-FFH2C, Class B1* (a)	8.08	†	06/25/34	1,250	1,143,496
Series 2004-FF8, Class B4* (a)	8.08	†	10/25/34	1,250	1,161,783

					4,631,285

Green Tree Financial Corp.
Series 1997-3, Class M1	7.53		03/15/28	2,000	1,240,000
Series 1995-6, Class M1	8.10		09/15/26	4,325	4,472,785

					5,712,785

Harborview Mortgage Loan Trust
Series 2005-14, Class B4*	5.53	†	12/19/35	394	328,314
Series 2005-1, Class B4* (a)	6.32	†	03/19/35	629	529,826
Series 2005-1, Class B5* (a)	6.32	†	03/19/35	914	611,921
Series 2005-1, Class B6* (a)	6.32	†	03/19/35	1,144	228,738
Series 2005-2, Class B4* (a)	6.32	†	05/19/35	1,488	1,225,284

					2,924,083

Mid-State Trust
Series 2004-1, Class M2	8.11		08/15/37	1,502	1,557,813
Option One Mortgage Loan Trust
Series 2006-1, Class M7	5.73		01/25/36	3,000	2,999,994
Structured Asset Investment Loan Trust
Series 2004-4, Class B* (b)	5.00/5.50		04/25/34	1,500	1,314,845
Series 2004-11, Class M9 (b)	5.00/5.50		01/25/35	1,900	1,787,647
Series 2004-7, Class B (a)	7.08	†	08/25/34	2,161	1,941,502
Series 2004-8, Class B1 (a)	7.08	†	09/25/34	1,000	945,857
Series 2004-10, Class M7 (a)	7.08	†	11/25/34	2,000	2,021,898
Series 2004-2, Class B* (a)	7.58	†	03/25/34	1,074	968,619

					8,980,368

Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	495	398,255
Series 2005-6, Class B6	5.34	†	05/25/35	495	311,652
Series 2005-6, Class B7	5.34	†	05/25/35	347	104,022

					813,929

Total Housing Related Asset-Backed Securities (Cost — $31,312,444)					30,717,584

Non-Housing Related Asset-Backed Securities — 1.7%

Airplanes Pass Through Trust
Series 1R, Class A8 (Cost — $2,208,028)	4.95	†	03/15/19	2,573	2,431,879

Total Asset-Backed Securities (Cost — $33,520,472)					33,149,463

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 17.4%

Bear Stearns Commercial Mortgage Securities
Series 1999-C1, Class D	6.53%		02/14/31	$2,500	$2,629,675
Series 2000-WF1, Class E	7.89	†	02/15/32	2,000	2,168,880

					4,798,555

CD 2006 CD2*	5.65		01/11/46	1,000	920,959
Chase Commercial Mortgage Securities Corp.
Series 2000-2, Class I*	6.65		07/15/32	1,000	628,359
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G*	6.04		08/11/36	3,000	3,091,986
Series 2000-1, Class G*	6.13		01/15/33	1,000	508,000
Series 2002-2A, Class H*	6.31		08/11/36	2,000	2,088,120

					5,688,106

JP Morgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class G*	5.48	†	10/15/37	1,600	1,569,962
Morgan Stanley Capital I
Series 1999-FNV1, Class E	7.19	†	03/15/31	2,000	2,099,180
Nationslink Funding Corp.
Series 1998-2, Class E	7.11		08/20/30	4,000	4,195,080
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3*	7.19		01/11/22	2,000	2,113,020
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H*	5.30	†	10/15/41	2,000	1,853,648
Series 2004-WL4A, Class H*	5.42	†	10/15/15	700	700,197

					2,553,845

Total Commercial Mortgage Backed Securities (Cost — $24,879,201)					24,567,066

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 25.0%

Subordinated Collateralized Mortgage Obligations — 25.0%

Bank of America Alternative Loan Trust
Series 2004-3, Class 30B4*	5.50		04/25/34	992	827,709
Series 2004-3, Class 30B5	5.50		04/25/34	694	446,788

					1,274,497

Bank of America Mortgage Securities, Inc.
Series 2004-A, Class B4	3.91	†	02/25/34	2,037	1,895,460
Series 2003-10, Class 1B4	5.50		01/25/34	556	503,606
Series 2002-10, Class 1B3	6.00		11/25/32	1,437	1,423,634

					3,822,700

Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50		07/25/32	2,575	2,566,897
Series 2002-4, Class B2	6.50		07/25/32	1,030	1,027,133
Series 2002-4, Class B3	6.50		07/25/32	602	584,577
Series 2002-4, Class B4	6.50		07/25/32	344	322,035
Series 2002-4, Class B5	6.50		07/25/32	258	239,016
Series 2002-4, Class B6*	6.50		07/25/32	344	274,985

					5,014,643

First Horizon Alternative Mortgage Securities
Series 2005-AA6, Class B4	5.47	†	08/25/35	849	688,616
Series 2005-AA6, Class B5	5.47	†	08/25/35	799	514,575

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Series 2005-AA6, Class B6	5.47	%†	08/25/35	$499		$129,841

						1,333,032

First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4*	5.45	†	07/25/35	424		344,665
Series 2005-5, Class B4*	5.46	†	10/25/35	726		586,909
Series 2005-5, Class B5*	5.46	†	10/25/35	544		327,242
Series 2005-5, Class B6*	5.46	†	10/25/35	545		160,892
Series 2005-3, Class B4	5.50		06/25/35	455		369,148

						1,788,856

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	24.58	†	05/25/08	4,186		4,603,656
JP Morgan Mortgage Trust
Series 2003-A1, Class B4	4.49	†	10/25/33	535		468,464
Residential Finance Limited Partnership
Series 2002-A, Class B7	10.27	†	10/10/34	1,910		1,955,848
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25		02/25/34	450		295,594
Series 2003-S7, Class B2	5.50		05/25/33	525		188,880
Series 2003-S7, Class B3	5.50		05/25/33	318		220,771

						705,245

Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7*	7.67	†	09/10/37	1,989		1,949,019
Series 2004-C, Class B7*	8.07	†	09/10/36	981		980,513
Series 2004-B, Class B8*	9.32	†	02/10/36	795		806,532
Series 2003-CB1, Class B8*	11.32	†	06/10/35	957		995,153
Series 2004-B, Class B9*	12.82	†	02/10/36	1,217		1,253,755
Series 2004-A, Class B10*	16.07	†	02/10/36	486		503,153

						6,488,125

Structured Asset Mortgage Investments, Inc.
Series 2002-AR1, Class B4	5.73	†	03/25/32	564		555,546
Washington Mutual Mortgage Securities Corp.
Series 2002-AR12, Class B4	4.66	†	10/25/32	851		822,467
Series 2002-AR12, Class B5	4.66	†	10/25/32	638		602,483
Series 2002-AR12, Class B6	4.66	†	10/25/32	1,065		787,815
Series 2002-AR10, Class B4*	4.95	†	10/25/32	850		825,954
Series 2002-AR10, Class B5*	4.95	†	10/25/32	637		601,636
Series 2002-AR10, Class B6*	4.95	†	10/25/32	1,064		787,205
Series 2002-AR11, Class B5	5.13	†	10/25/32	558		547,899
Series 2002-AR11, Class B6	5.13	†	10/25/32	748		577,466
Series 2005-AR2, Class B10(a)	5.64	†	01/25/45	1,790		1,475,129

						7,028,054

Wells Fargo Mortgage Backed Securities Trust
Series 2002, Class B5	6.00		06/25/32	358		350,182

Total Subordinated Collateralized Mortgage Obligations (Cost — $34,453,141)						35,388,848

Total Non-Agency Residential Mortgage Backed Securities (Cost — $34, 453,141)						35,388,848

SHORT TERM INVESTMENTS — 0.0%

United States Treasury Bills
(Cost — $49,188)	0		06/15/06	50	#	49,344

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments — (Unaudited)
February 28, 2006

Total Investments — 145.2% (Cost — $207,309,701)	205,584,155

Liabilities in Excess of Other Assets — (45.2)%	(63,953,893)

NET ASSETS — 100.0%	$141,630,262

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

†	—	Variable Rate Security: Interest rate is the rate in effect February 28, 2006.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.

(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

#	—	Portion or entire principal amount is held as collateral for open futures contracts.

TBA	—	Settlement is on a delayed delivery or when-issued basis with a final maturity To Be Announced.

/\	—	At February 28, 2006, the aggregate cost of investments for income tax purposes was $207,309,701. Net unrealized depreciation aggregated $1,725,546 of which $2,381,063 related to appreciated investment securities and $4,106,609 related to depreciated investment securities.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
February 28, 2006
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 28% of the investments in securities held by the Fund at February 28, 2006) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
At February 28, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount
$4,691,000	CS First Boston 4.61%, dated 02/27/06, maturity date 03/28/06	$4,708,421
8,600,000	Goldman Sachs 4.61%, dated 02/07/06, maturity date 04/05/06	8,662,773
24,667,500	Lehman Brothers 4.40%, dated 02/22/06, maturity date 03/07/06	24,706,694
7,771,000	Lehman Brothers 4.57%, dated 02/16/06, maturity date 03/16/06	7,798,622
8,748,000	Morgan Stanley 4.60%, dated 02/14/06, maturity date 03/21/06	8,787,123
3,966,000	Morgan Stanley 4.60%, dated 02/14/06, maturity date 03/21/06	3,983,737

$58,443,500

	Maturity Amount, Including Interest Payable	$58,647,370

	Market Value of Assets Sold Under Agreements	$59,268,751

	Weighted Average Interest Rate	4.51%

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
February 28, 2006
The average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2006, was approximately $61,064,696 at a weighted average interest rate of 4.27%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $67,450,038 as of December 15, 2005, which was 32.06% of total assets.
Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.
As of February 28, 2006, the following swap agreements were outstanding:

			Net
	Expiration		Unrealized
Notional Amount	Date	Description	Appreciation
11,000,000	12/15/14	Agreement with Morgan Stanley Capital Services, Inc., dated 12/13/04 to pay semi-annually the notional amount multiplied by 4.555% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$393,924
20,000,000	10/11/10	Agreement with Morgan Stanley Capital Services, Inc., dated 10/7/05 to pay semi-annually the notional amount multiplied by 4.716% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	31,099

			$425,023

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of February 28, 2006, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 28, 2006	Appreciation
$9,400,000	5 Yr. U.S. Treasury Note	June 2006	$9,863,362	$9,887,625	$24,263

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date: April 20, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai

Clifford E. Lai
Principal Executive Officer

Date:	April 20, 2006

By:	/s/ Thomas F. Doodian

Thomas F. Doodian
Treasurer and Principal Financial Officer

Date:	April 19, 2006